Deferred Charges	12 Months Ended
Dec. 31, 2015
Deferred Costs [Abstract]
Deferred Charges
7.	Deferred Charges:

The movement in Deferred charges in the accompanying consolidated balance sheets are as follows:

Special Survey
Costs
Balance January 1, 2013	413
Amortization	(157)
Balance, December 31, 2013	256
Additions	469
Amortization	(203)
Impairment charge	(400)
Balance, December 31, 2014	122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836

The amortization of the special survey costs is separately reflected in the accompanying consolidated statements of comprehensive income/(loss).

Impairment charge of $400 relates to the impairment of the Pyxis Malou as of December 31, 2014 discussed in Note 2 and Note 6.